Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Net income/(loss) per share
Schedule of basic and diluted net income/(loss) per share

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders	(2,000,444)	116,819	(2,491,633)
Net loss from discontinued operations attributable to ordinary shareholders	(1,806,346)	(269,076)	—
Net loss attributable to ordinary shareholders	(3,806,790)	(152,257)	(2,491,633)

Denominator:
Weighted average number of shares – basic	2,804,767,889	2,844,826,014	2,877,902,678
Adjustments for dilutive options and RSUs	—	66,635,803	—
Weighted average number of shares – diluted	2,804,767,889	2,911,461,817	2,877,902,678

Basic net income/(loss) per share from continuing operations attributable to ordinary shareholders	(0.71)	0.04	(0.87)
Basic net loss per share from discontinued operations attributable to ordinary shareholders	(0.64)	(0.09)	—
Basic net loss per share attributable to ordinary shareholders	(1.36)	(0.05)	(0.87)

Diluted net income/(loss) per share from continuing operations attributable to ordinary shareholders	(0.71)	0.04	(0.87)
Diluted net loss per share from discontinued operations attributable to ordinary shareholders	(0.64)	(0.09)	—
Diluted net loss per share attributable to ordinary shareholders	(1.36)	(0.05)	(0.87)